CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statements of comprehensive income [Line Items]
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
Cost of revenues	(139,362,586)	(129,279,063)	(96,399,886)
Gross profit	39,750,842	98,316,906	77,253,909
Operating expenses
Product development	(24,189,619)	(25,107,372)	(26,401,720)
Selling and marketing	(25,890,472)	(42,522,684)	(26,674,024)
General and administrative	(13,484,211)	(12,564,600)	(8,976,176)
Total operating expenses	(63,564,302)	(81,517,916)	(63,614,306)
Income (loss) from operations	(22,239,883)	17,937,899	15,816,052
Interest income	5,381,984	$ 8,864,742	$ 6,763,938
Interest income from loans to related party	1,078,843
Interest income from loan to third party	1,514,160
Interest expense	$ (883,974)	$ (895,056)	$ (693,282)
Impairment loss on cost method investment		$ (1,999,999)	$ (2,000,000)
Gain on sale of available-for-sales securities	$ 536,016
Dividend received	628,417
Equity in earnings of subsidiaries and variable interest entities	(642,697)
Income tax expense	(796,866)	$ (1,047,999)	$ (712,402)
Net income (loss)	(16,226,710)	22,587,921	20,661,649
Parent Company [Member]
Operating expenses
Product development	(578,398)	(545,060)	(305,385)
Selling and marketing	(109,956)	(16,795)	(214,856)
General and administrative	(1,238,999)	(1,223,687)	(1,173,778)
Total operating expenses	(1,927,353)	(1,785,542)	(1,694,019)
Interest income	11,852	$ 36,346	$ 129,500
Interest income from loans to related party	32,534
Interest income from loan to third party	540,274
Interest expense	$ (883,974)	$ (895,056)	$ (693,280)
Impairment loss on cost method investment		$ (1,999,999)	$ (2,000,000)
Investment income	$ 1,161,132
Gain on sale of available-for-sales securities	536,016
Dividend received	628,417
Equity in earnings of subsidiaries and variable interest entities	(15,164,476)	$ 27,232,172	$ 24,919,448
Net income (loss) before income tax expense and loss in equity method investments	$ (16,226,710)	$ 22,587,921	$ 20,661,649
Income tax expense
Net income (loss)	$ (16,226,710)	$ 22,587,921	$ 20,661,649